Schedule II Genworth Financial, Inc. (Parent Company Only) (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended				1 Months Ended			12 Months Ended			1 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2011 Section 338 Election USD ($) Year	Dec. 31, 2010 Section 338 Election USD ($)	Dec. 31, 2011 Related to securitization entities USD ($)	Dec. 31, 2010 Related to securitization entities USD ($)	Jun. 30, 2011 Genworth Financial Mortgage Insurance Pty Limited Class B Floating Rate Subordinated Notes Due 2021 AUD	Dec. 31, 2010 Genworth Canada Senior Notes 4.59% Due 2015 CAD	Dec. 31, 2010 Parent Company USD ($)	Dec. 31, 2011 Parent Company USD ($)	Dec. 31, 2010 Parent Company USD ($)	Dec. 31, 2009 Parent Company USD ($)	Jul. 31, 2011 Majority-Owned Subsidiary, Unconsolidated USD ($)	Dec. 31, 2010 Majority-Owned Subsidiary, Unconsolidated	Jun. 30, 2010 5.68% Senior Notes, due 2020 Genworth Canada CAD	Jan. 24, 2012 Non Recourse Funding Obligations USD ($)	Dec. 31, 2011 Non Recourse Funding Obligations USD ($)	Jan. 24, 2012 Non Recourse Funding Obligations Genworth Life Insurance Company USD ($)	Dec. 31, 2011 Non Recourse Funding Obligations Genworth Life Insurance Company USD ($)	Mar. 25, 2011 River Lake IV Class B Floating Rate Subordinated Notes Due 2028 USD ($)	Mar. 25, 2010 River Lake IV Class B Floating Rate Subordinated Notes Due 2028 USD ($)	Mar. 25, 2009 River Lake IV Class B Floating Rate Subordinated Notes Due 2028 USD ($)	Dec. 31, 2011 River Lake IV Class B Floating Rate Subordinated Notes Due 2028	Apr. 03, 2000 Senior Unsecured Note Seven Point Eight Five Percent due November Thirty Two Thousand Ten GEFAHI Senior Notes USD ($)	Dec. 31, 2011 Senior Unsecured Note Seven Point Eight Five Percent due November Thirty Two Thousand Ten GEFAHI Senior Notes	Mar. 31, 2010 Senior Unsecured Note Seven Point Two Five Percent due March Thirty First Two Thousand Twenty GEFAHI Senior Notes USD ($)	Dec. 31, 2011 Senior Unsecured Note Seven Point Two Five Percent due March Thirty First Two Thousand Twenty GEFAHI Senior Notes	Dec. 31, 2011 Rivermont Insurance Company I USD ($)	Dec. 31, 2010 Rivermont Insurance Company I USD ($)	Dec. 31, 2009 Rivermont Insurance Company I USD ($)
Condensed Financial Statements, Captions [Line Items]
Borrowings related to securitization entities	$ 396	$ 494					$ 396	$ 494
Issued notes, aggregate principal amount									140	150							275					22	28	40				200
Subordinated floating rate notes, margin									4.75%
Maturity date									Jun. 30, 2021	Dec. 31, 2015							Jun. 30, 2020								May 25, 2028		Nov. 30, 2010		Mar. 31, 2020
Interest Rate										4.59%							5.68%									7.85%		7.25%
Amount acquired, notes secured by non-recourse funding obligations																		475	175		175
Repurchased senior notes, pre-tax gain (loss)																			48	(40)
Repaid subordinated notes																						6	6	12		233
Repurchase of non-recourse funding obligation																				475
Repayment of subsidiary note with cash													33															33
Guarantees of certain (primarily insurance) obligations	849	818																												95
Limited Guarantee Provided to a subsidiary accounted for as a derivative																														6	23
Limited guarantee to Rivermont Insurance Company I, which was accounted for as a derivative, pre-tax income (loss)																														17	(4)	(7)
One time commitment fee																														2
Net cash received for taxes												27	71	13
Cash paid for interest	444	378	327									319	276	255
Dividend received common shares															3,582,227
Amount of subsidiary common shares received as a dividend															90
Dividend Received Preferred Shares, Number of Shares																131,962
Amount of subsidiary preferred shares received as a dividend											132
Unrecognized tax benefits	226	193	285	286							36		36
Uncertain tax benefits related to separation from former parent as non-cash deemed capital contributions											73
Tax matters agreement obligation related to section 338 election, period of payment, years					12
Maximum deferred tax assets related to Section 338 election deduction					640
Remaining deferred tax assets related to Section 338 election deduction					599	599
Percentage of tax savings associated with Section 338 deductions					80.00%
Uncertain tax benefits related to separation from former parent as non-cash deemed dividends													36
Total assets held in respect of tax elections	437	441
Deferred tax assets related to tax elections												107	107
Tax receivable from subsidiaries											334	330	334
Remaining net deferred tax asset comprised of share-based compensation, NOL carryforwards, unrealized gains on derivatives and a state deferred tax asset	194	438									236	358	236
NOL carryforwards	$ 5,048											$ 922
NOL carryforwards, expiration date	2022											2029